Other income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Income from grants			R$ 860
Fines on telecommunication services	118,572	102,096	77,814
Income from disposal of assets	7,120	18,034	318,960
Other income (i)	76,331	89,343	65,703
Total revenue	202,023	209,473	463,337
FUST/FUNTTEL (ii)	(161,510)	(162,487)	(158,021)
Taxes, fees and contributions	(14,113)	(18,110)	(1,400)
Provision for legal and administrative proceedings, net of reversal	(203,407)	(241,248)	(296,108)
Expenses on disposal of assets	(11,916)	(21,235)	(13,875)
Other expenses	(23,216)	(25,174)	(22,712)
Total other income (expenses), net	(414,162)	(468,254)	(492,116)
Other income (expenses), net	R$ (212,139)	R$ (258,781)	R$ (28,779)